Revenue - Schedule of Revenue Derived from Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,646.6	$ 1,421.1	$ 1,131.5
COSCO
Disaggregation Of Revenue [Line Items]
Revenue	492.2	401.1	407.4
Yang Ming Marine
Disaggregation Of Revenue [Line Items]
Revenue	249.9	255.7	257.5
ONE
Disaggregation Of Revenue [Line Items]
Revenue	255.2	237.3	199.4
Other
Disaggregation Of Revenue [Line Items]
Revenue	$ 649.3	$ 527.0	$ 267.2